Administrative expenses	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Administrative expenses

20.      Administrative expenses

This caption is made up as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 22(b)	84,660	94,437	100,059
Third-party services	55,938	65,435	63,085
Depreciation and amortization	12,046	14,949	12,761
Board of Directors compensation	6,815	6,555	6,149
Donations	5,549	7,305	5,832
Taxes	4,760	3,756	2,861
Consumption of supplies	1,826	2,743	2,053
Environmental expenditures, note 29	547	437	576

	172,141	195,617	193,376